Product warranty (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Schedule of Product Warranty Reserve
Changes in the Company’s warranty reserve were as follows:

Warranty reserve, December 31, 2011	$57,000
Warranty provision for units sold	160,684
Costs of warranty incurred	(127,484)
Warranty reserve, December 31, 2012	90,200
Warranty provision for units sold	179,841
Costs of warranty incurred	(175,041)
Warranty reserve, December 31, 2013	$95,000